Prepaid Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expense, Current [Abstract]
Summary of Prepaid expenses
The Company’s prepaid expenses as of June 30, 2023 and Dec
em
ber 31, 2022 primarily consisted of insurance.

	June 30, 2023	December 31, 2022

Prepaid insurance	$3,515	$26,081
Other prepaid expenses	10,112	5,029

	$13,627	$31,110

The Company’s prepaid expenses as of December 31, 2022 and 2021 primarily consisted of insurance.

	December 31, 2022	December 31, 2021
	Current	Current	Non-current
Prepaid insurance	$26,081	$528,861	$26,081
Other prepaid expenses	5,029	21,573	—

	$31,110	$550,434	$26,081